Income Taxes - Net Operating Loss Carryforwards (Details) $ in Thousands	Jun. 30, 2023 USD ($)
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 237,980
United Kingdom
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	227,031
Japan
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 10,949